Property and Equipment - Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Mar. 31, 2012
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Property and equipment, Gross	$ 93,918	$ 96,015
Accumulated depreciation	(66,592)	(70,219)
Property and equipment, Net	27,326	25,796
Land [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Property and equipment, Gross	6,414	6,520
Buildings [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Property and equipment, Gross	9,444	9,478
Leasehold improvements [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Property and equipment, Gross	44,770	46,944
Equipment and vehicles [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Property and equipment, Gross	2,193	2,360
Molds [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Property and equipment, Gross	1,238	1,254
Furniture and fixtures [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Property and equipment, Gross	9,599	9,983
Software and electronic equipment [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Property and equipment, Gross	$ 20,260	$ 19,476